OPTIONS (Details 1) - 12 months ended Jun. 30, 2021	$ / shares	CAD ($) shares
Statement [Line Items]
Outstanding options		5,300,000
Grant Date One
Statement [Line Items]
Expiry date		Feb. 24, 2023
Outstanding options		800,000
Options exercisable		800,000
Exercise price | $ / shares	$ 0.25
Fair value expense | $		$ 103,838
Grant Date Two
Statement [Line Items]
Expiry date		Apr. 06, 2023
Outstanding options		3,000,000
Options exercisable		3,000,000
Exercise price | $ / shares	0.25
Fair value expense | $		$ 369,426
Grant Date Three
Statement [Line Items]
Expiry date		May 05, 2023
Outstanding options		1,500,000
Options exercisable		1,500,000
Exercise price | $ / shares	$ 0.45
Fair value expense | $		$ 396,036